Prospectus Supplement
John Hancock Funds II
Mid Value Fund (the fund)
Supplement dated March 27, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on March 24-27, 2025, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of January 1, 2025 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.86 [1]
Other expenses	0.05
Acquired fund fees and expenses	0.05 [2]
Total annual fund operating expenses	0.96 [3]
Contractual expense reimbursement	-0.01 [4]
Total annual fund operating expenses after expense reimbursements	0.95
1
“Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2025.
2
“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
3
The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
4
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	NAV
1 year	97
3 years	305
5 years	530
10 years	1,177
Additionally, as of the Effective Date, the table related to the fund’s management fee schedule and the paragraph preceding the table in the “Fund details” section, under the heading “Who’s who — Management fee for Mid Value Fund,” are amended and restated as follows:
Management fee for Mid Value Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective January 1, 2025.
Average daily net assets ($)	Annual rate (%)
First 1 billion	0.950
Over 1 billion*	0.865
Over 2 billion**	0.860
Over 3 billion***	0.855
Over 5.5 billion****	0.850
*
When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.865% on all assets.
**
When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.860% on all assets.
***
When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.855% on all assets.
****When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.850% on all assets.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement
John Hancock Funds II
Small Cap Dynamic Growth Fund (the fund)
Supplement dated March 27, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective April 1, 2025, the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund are amended and restated as follows:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee	0.85 [1]	0.85 [1]	0.85 [1]	0.85 [1]
Distribution and service (Rule 12b-1) fees	0.25	1.00	0.00	0.00
Other expenses	0.24 [1]	0.24 [1]	0.24 [1]	0.13 [1]
Acquired fund fees and expenses	0.01 [2]	0.01 [2]	0.01 [2]	0.01 [2]
Total annual fund operating expenses	1.35 [3]	2.10 [3]	1.10 [3]	0.99 [3]
Contractual expense reimbursement	-0.15 [4]	-0.15 [4]	-0.15 [4]	-0.15 [4]
Total annual fund operating expenses after expense reimbursements	1.20	1.95	0.95	0.84
1
Management Fees and Other Expenses have been restated to reflect updated asset levels. In addition, the advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
2
“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
3
The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
4
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Shares Sold				Shares Not Sold
Expenses ($)	A	C	I	R6	C
1 year	616	298	97	86	198
3 years	892	643	335	300	643
5 years	1,189	1,115	592	532	1,115
10 years	2,030	2,228	1,327	1,199	2,228
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Funds II
Small Cap Dynamic Growth Fund (the fund)
Supplement dated March 27, 2025 to the current NAV Prospectus, as may be supplemented (the NAV Prospectus)
Effective April 1, 2025, the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund are amended and restated as follows:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.85 [1]
Other expenses	0.12 [1]
Acquired fund fees and expenses	0.01 [2]
Total annual fund operating expenses	0.98 [3]
Contractual expense reimbursement	-0.15 [4]
Total annual fund operating expenses after expense reimbursements	0.83
1
Management Fees and Other Expenses have been restated to reflect updated asset levels. In addition, the advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
2
“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
3
The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
4
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	NAV
1 year	85
3 years	297
5 years	527
10 years	1,188
You should read this supplement in conjunction with the NAV Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Funds II
Capital Appreciation Fund
Supplement dated March 27, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on March 25-27, 2025, the Board of Trustees (the Board) of John Hancock Funds II, of which Capital Appreciation Fund (Capital Appreciation) is a series, voted to recommend that the shareholders of Capital Appreciation approve a reorganization, that is expected to be tax-free, of Capital Appreciation into John Hancock U.S. Growth Fund (U.S. Growth, and together with Capital Appreciation, the funds), a series of John Hancock Funds III, as described below (the Reorganization). Shareholders of record as of June 13, 2025, will be entitled to vote on the Reorganization.
Under the terms of the Reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on or about July 9, 2025, Capital Appreciation would transfer all of its assets to U.S. Growth in exchange for corresponding shares of U.S. Growth. U.S. Growth would assume substantially all liabilities of Capital Appreciation. The corresponding shares of U.S. Growth would then be distributed to shareholders of Capital Appreciation, and Capital Appreciation would be terminated. If approved by shareholders of Capital Appreciation, the Reorganization is expected to occur as of the close of business on or about July 18, 2025 (the Closing Date). Further information regarding the proposed Reorganization will be contained in a proxy statement and prospectus, which is expected to be available on or about June 25, 2025.
Capital Appreciation will remain open to purchases and redemptions from existing shareholders until the Closing Date. Capital Appreciation will not accept orders from new investors to purchase shares of Capital Appreciation, effective as of the close of business on April 28, 2025. However, discretionary fee-based advisory programs, certain retirement accounts and/or model portfolios that include Capital Appreciation as an investment option as of the close of business April 28, 2025, may continue to make Capital Appreciation shares available to new and existing accounts.
Prior to the Reorganization, any dividends paid will be paid in accordance with the current dividend option of an account; accounts in which the dividend reinvestment option has been chosen will receive any dividends in the form of additional shares of Capital Appreciation.
To satisfy an Internal Revenue Service requirement, Capital Appreciation hereby designates the maximum amount of the net long-term gains earned, if any, as a capital gain dividend, with respect to the final taxable year for Capital Appreciation. Please refer to Form 1099-DIV for tax reporting purposes.
The foregoing is not an offer to sell, nor a solicitation of an offer to buy, any shares in connection with the Reorganization, nor is it a solicitation of any proxy. For important information regarding Capital Appreciation or U.S. Growth, or to receive a free copy of the proxy statement/prospectus relating to the proposed merger, once it is available, please call the funds’ toll-free telephone number: 888-972-8696 (Class R6) or 800-344-1029 (Class NAV and Class 1). The proxy statement/prospectus contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the Reorganization. The proxy statement/prospectus also will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement/prospectus carefully before making any decision to invest in any shares in connection with the Reorganization or when considering whether to vote for the Reorganization.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Funds II (the Trust)
International Small Company Fund (the fund)
Supplement dated March 27, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on March 24-27, 2025, the Board of Trustees of the Trust (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that the continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund generally will not accept orders to purchase shares of the fund beginning on or about April 28, 2025 except at the fund’s sole discretion. However, discretionary fee-based advisory programs, certain retirement accounts and/or model portfolios that include the fund as an investment option as of the close of business April 28, 2025, may continue to make the fund shares available to new and existing accounts. On or about July 18, 2025 (the Liquidation Date), the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled as of the close of business on the Liquidation Date.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Funds II
New Opportunities Fund
Supplement dated March 27, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on March 24-27, 2025, the Board of Trustees (the Board) of John Hancock Funds II, of which New Opportunities Fund (New Opportunities) is a series, voted to recommend that the shareholders of New Opportunities approve a reorganization, that is expected to be tax-free, of New Opportunities into Small Cap Dynamic Growth Fund (Small Cap Dynamic Growth, and together with New Opportunities, the funds), also a series of John Hancock Funds II, as described below (the Reorganization). Shareholders of record as of May 9, 2025, will be entitled to vote on the Reorganization.
Under the terms of the Reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on or about August 15, 2025, New Opportunities would transfer all of its assets to Small Cap Dynamic Growth in exchange for corresponding shares of Small Cap Dynamic Growth. Small Cap Dynamic Growth would assume substantially all liabilities of New Opportunities. The corresponding shares of Small Cap Dynamic Growth would then be distributed to shareholders of New Opportunities, and New Opportunities would be terminated. If approved by shareholders of New Opportunities, the Reorganization is expected to occur as of the close of business on or about August 22, 2025 (the Closing Date). Further information regarding the proposed Reorganization will be contained in a proxy statement and prospectus, which is expected to be available on or about May 27, 2025.
New Opportunities will remain open to purchases and redemptions from existing shareholders until the Closing Date. New Opportunities will not accept orders from new investors to purchase shares of New Opportunities, effective as of the close of business on April 28, 2025. However, discretionary fee-based advisory programs, certain retirement accounts and/or model portfolios that include New Opportunities as an investment option as of the close of business April 28, 2025, may continue to make New Opportunities shares available to new and existing accounts.
Prior to the Reorganization, any dividends paid will be paid in accordance with the current dividend option of an account; accounts in which the dividend reinvestment option has been chosen will receive any dividends in the form of additional shares of New Opportunities.
To satisfy an Internal Revenue Service requirement, New Opportunities hereby designates the maximum amount of the net long-term gains earned, if any, as a capital gain dividend, with respect to the final taxable year for New Opportunities. Please refer to Form 1099-DIV for tax reporting purposes.
The foregoing is not an offer to sell, nor a solicitation of an offer to buy, any shares in connection with the Reorganization, nor is it a solicitation of any proxy. For important information regarding New Opportunities or Small Cap Dynamic Growth, or to receive a free copy of the proxy statement/prospectus relating to the proposed merger, once it is available, please call the funds’ toll-free telephone number: 800-225-5291 (Class A and Class C), 888-972-8696 (Class I, Class R2, Class R4 and Class R6), or 800-344-1029 (Class 1/New Opportunities). The proxy statement/prospectus contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the Reorganization. The proxy statement/prospectus also will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement/prospectus carefully before making any decision to invest in any shares in connection with the Reorganization or when considering whether to vote for the Reorganization.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Funds II (the Trust)
International Small Company Fund
Supplement dated March 27, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
At its meeting held on March 24-27, 2025, the Board of Trustees of the Trust (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that the continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund generally will not accept orders to purchase shares of the fund beginning on or about April 28, 2025 except at the fund’s sole discretion. However, discretionary fee-based advisory programs, certain retirement accounts and/or model portfolios that include the fund as an investment option as of the close of business April 28, 2025, may continue to make the fund shares available to new and existing accounts. On or about July 18, 2025 (the Liquidation Date), the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled as of the close of business on the Liquidation Date.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.